Quarterly Holdings Report
for

Strategic Advisers® Fidelity® Emerging Markets Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

February 29, 2020

STE-QTLY-0420
1.9890709.101

Schedule of Investments February 29, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 41.6%
	Shares	Value
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.3%
China Tower Corp. Ltd. (H Shares) (a)	7,806,000	$1,892,667
China Unicom Ltd.	2,692,000	2,163,203
HKBN Ltd.	306,500	548,908
PT Telekomunikasi Indonesia Tbk Series B	7,943,000	1,936,701
Tata Communications Ltd.	359,000	1,786,116
		8,327,595
Entertainment - 0.5%
Bilibili, Inc. ADR (b)	22,329	573,409
HUYA, Inc. ADR (b)	72,300	1,432,263
International Games Systems Co. Ltd.	132,000	2,602,716
iQIYI, Inc. ADR (b)	88,600	1,987,298
NetEase, Inc. ADR	14,448	4,604,722
Nexon Co. Ltd.	115,900	1,844,987
		13,045,395
Interactive Media & Services - 3.2%
Baidu.com, Inc. sponsored ADR (b)	87,006	10,438,980
Mail.Ru Group Ltd. GDR (Reg. S) (b)	24,274	474,680
Momo, Inc. ADR	51,200	1,439,744
Tencent Holdings Ltd.	1,411,700	71,579,836
Weibo Corp. sponsored ADR (b)	7,386	311,246
Yandex NV Series A (b)	137,340	5,577,377
		89,821,863
Media - 0.0%
ITE Group PLC	1,091,023	1,086,722
Pico Far East Holdings Ltd.	1,434,000	360,570
		1,447,292
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
Series L	217,500	171,498
Series L sponsored ADR	75,275	1,195,367
Bharti Airtel Ltd. (b)	600,936	4,336,839
China Mobile Ltd.	437,000	3,477,915
Safaricom Ltd.	8,606,100	2,372,630
		11,554,249

TOTAL COMMUNICATION SERVICES		124,196,394

CONSUMER DISCRETIONARY - 6.7%
Automobiles - 0.1%
Dongfeng Motor Group Co. Ltd. (H Shares)	144,000	113,796
Guangzhou Automobile Group Co. Ltd. (H Shares)	172,000	191,749
Hyundai Motor Co.	14,026	1,343,196
		1,648,741
Diversified Consumer Services - 0.4%
Estacio Participacoes SA	387,700	4,498,704
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	40,042	5,120,971
TAL Education Group ADR (b)	10,631	578,220
		10,197,895
Hotels, Restaurants & Leisure - 0.1%
Huazhu Group Ltd. ADR	5,067	171,011
Sands China Ltd.	44,000	204,618
Yum China Holdings, Inc.	79,852	3,496,719
		3,872,348
Household Durables - 0.8%
Haier Electronics Group Co. Ltd.	958,000	2,740,654
Haier Smart Home Co. Ltd. (A Shares)	4,332,666	10,546,697
Midea Group Co. Ltd. (A Shares)	1,245,800	9,452,254
		22,739,605
Internet & Direct Marketing Retail - 4.1%
Alibaba Group Holding Ltd. sponsored ADR (b)	333,334	69,333,472
Ctrip.com International Ltd. ADR (b)	31,965	970,457
JD.com, Inc. sponsored ADR (b)	232,752	8,963,280
MakeMyTrip Ltd. (b)	66,059	1,520,018
Meituan Dianping Class B (b)	748,500	9,496,684
Naspers Ltd. Class N	160,912	25,159,578
		115,443,489
Leisure Products - 0.0%
Goodbaby International Holdings Ltd. (b)	794,000	135,474
Multiline Retail - 0.1%
Poya International Co. Ltd.	138,000	2,155,578
Specialty Retail - 0.3%
Chow Tai Fook Jewellery Group Ltd.	53,000	45,895
Zhongsheng Group Holdings Ltd. Class H	2,300,000	8,748,557
		8,794,452
Textiles, Apparel & Luxury Goods - 0.8%
adidas AG	11,418	3,214,717
Anta Sports Products Ltd.	1,362,000	10,946,671
Best Pacific International Holdings Ltd.	2,643,000	644,221
Li Ning Co. Ltd.	2,155,000	5,667,415
Regina Miracle International Holdings Ltd. (a)	227,000	126,677
Shenzhou International Group Holdings Ltd.	295,700	3,632,235
		24,231,936

TOTAL CONSUMER DISCRETIONARY		189,219,518

CONSUMER STAPLES - 3.3%
Beverages - 1.2%
China Resources Beer Holdings Co. Ltd.	1,750,000	8,104,554
Distell Group Holdings Ltd.	92,200	598,656
Fomento Economico Mexicano S.A.B. de CV unit	181,000	1,464,056
Kweichow Moutai Co. Ltd. (A Shares)	109,262	16,517,557
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	975,500	4,239,940
Thai Beverage PCL	7,300,700	4,088,266
		35,013,029
Food & Staples Retailing - 0.5%
Bidcorp Ltd.	66,340	1,200,396
C.P. ALL PCL (For. Reg.)	2,035,300	4,241,552
Dairy Farm International Holdings Ltd.	260,000	1,248,000
President Chain Store Corp.	72,000	706,740
Sun Art Retail Group Ltd.	446,500	570,512
Wal-Mart de Mexico SA de CV Series V	832,500	2,334,705
X5 Retail Group NV GDR (Reg. S)	74,954	2,347,685
		12,649,590
Food Products - 1.0%
Angel Yeast Co. Ltd. (A Shares)	45,700	189,547
China Mengniu Dairy Co. Ltd.	3,224,000	11,560,077
Delfi Ltd.	2,170,300	1,480,210
Gruma S.A.B. de CV Series B	110,490	1,061,283
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	1,709,767	7,069,468
Tata Consumer Products Ltd.	571,150	2,725,480
Unified-President Enterprises Corp.	1,748,036	4,206,913
		28,292,978
Household Products - 0.2%
C&S Paper Co. Ltd. (A Shares)	1,054,500	2,209,459
Vinda International Holdings Ltd.	1,199,000	3,084,022
		5,293,481
Personal Products - 0.4%
AMOREPACIFIC Group, Inc.	56,666	2,925,647
Godrej Consumer Products Ltd.	114,553	885,137
Hengan International Group Co. Ltd.	68,500	508,368
Natura & Co. Holding SA	755,000	7,683,546
		12,002,698

TOTAL CONSUMER STAPLES		93,251,776

ENERGY - 2.3%
Energy Equipment & Services - 0.3%
China Oilfield Services Ltd. (H Shares)	1,822,000	2,337,396
SPT Energy Group, Inc. (b)	166,000	12,564
Yantai Jereh Oilfield Services (A Shares)	1,285,100	6,359,379
		8,709,339
Oil, Gas & Consumable Fuels - 2.0%
China Petroleum & Chemical Corp. (H Shares)	8,668,000	4,486,184
China Shenhua Energy Co. Ltd. (H Shares)	255,500	443,151
CNOOC Ltd.	3,594,000	4,999,657
CNOOC Ltd. sponsored ADR	33,182	4,590,066
Lukoil PJSC	114,000	9,866,230
Lukoil PJSC sponsored ADR	112,482	9,702,522
NOVATEK OAO GDR (Reg. S)	37,164	5,422,465
PetroChina Co. Ltd. (H Shares)	1,252,000	489,085
Petroleo Brasileiro SA - Petrobras (ON)	536,400	3,256,616
Pilipinas Shell Petroleum Corp.	3,486,500	1,779,803
Reliance Industries Ltd.	578,149	10,589,582
Ultrapar Participacoes SA	70,500	300,798
		55,926,159

TOTAL ENERGY		64,635,498

FINANCIALS - 9.4%
Banks - 6.2%
Absa Group Ltd.	224,222	1,929,572
Axis Bank Ltd.	330,778	3,179,690
Banco de Chile sponsored ADR	3,706	66,967
Banco do Brasil SA	125,000	1,309,846
Bancolombia SA sponsored ADR	35,590	1,689,813
Bank of China Ltd. (H Shares)	5,774,000	2,281,452
Capitec Bank Holdings Ltd.	38,109	3,225,732
China Construction Bank Corp. (H Shares)	10,567,000	8,688,519
China Merchants Bank Co. Ltd. (H Shares)	2,437,000	11,489,384
Credicorp Ltd.	5,050	915,060
Credicorp Ltd. (United States)	4,270	774,023
E.SUN Financial Holdings Co. Ltd.	4,366,779	4,186,519
Emirates NBD Bank PJSC (b)	867,683	2,964,842
Grupo Financiero Banorte S.A.B. de CV Series O	2,172,345	11,769,490
Guaranty Trust Bank PLC	27,833,000	1,811,143
Guaranty Trust Bank PLC GDR (Reg. S)	133,877	522,040
HDFC Bank Ltd.	201,400	3,288,824
HDFC Bank Ltd. sponsored ADR	378,327	20,751,236
ICICI Bank Ltd.	627,051	4,331,450
Industrial & Commercial Bank of China Ltd. (H Shares)	30,323,000	20,734,008
Kasikornbank PCL (For. Reg.)	335,700	1,271,510
KB Financial Group, Inc.	146,632	4,688,169
Kotak Mahindra Bank Ltd.	56,784	1,268,421
Mega Financial Holding Co. Ltd.	897,000	955,082
National Bank of Abu Dhabi PJSC	681,323	2,656,396
OTP Bank PLC	113,475	4,923,326
PT Bank Central Asia Tbk	5,900,086	12,933,104
PT Bank Mandiri (Persero) Tbk	7,245,800	3,674,033
Qatar National Bank SAQ	287,830	1,489,246
Regional S.A.B. de CV	63,671	353,987
Sberbank of Russia	4,930,155	17,449,600
Sberbank of Russia sponsored ADR	439,369	6,269,207
Shinhan Financial Group Co. Ltd.	249,749	6,755,290
State Bank of India (b)	470,943	1,967,159
TCS Group Holding PLC GDR unit	65,745	1,438,390
		174,002,530
Capital Markets - 0.3%
BM&F BOVESPA SA	380,200	4,080,950
CITIC Securities Co. Ltd. (H Shares)	316,500	676,445
Hong Kong Exchanges and Clearing Ltd.	6,100	200,177
Huatai Securities Co. Ltd. (H Shares) (a)	417,200	724,681
Indian Energy Exchange Ltd. (a)(b)	1,012,823	2,460,186
Noah Holdings Ltd. sponsored ADR (b)(c)	46,205	1,311,298
		9,453,737
Consumer Finance - 0.2%
Cholamandalam Investment and Finance Co. Ltd.	512,460	2,165,304
Shriram Transport Finance Co. Ltd.	219,924	3,626,947
		5,792,251
Diversified Financial Services - 0.2%
Chailease Holding Co. Ltd.	1,539,910	5,762,137
Insurance - 2.1%
AIA Group Ltd.	1,863,400	18,675,825
China Life Insurance Co. Ltd. (H Shares)	3,876,000	9,366,014
China Pacific Insurance (Group) Co. Ltd. (H Shares)	481,000	1,582,765
HDFC Standard Life Insurance Co. Ltd. (a)	200,656	1,505,079
Hyundai Fire & Marine Insurance Co. Ltd.	168,083	3,163,296
ICICI Lombard General Insurance Co. Ltd. (a)	151,440	2,581,760
IRB Brasil Resseguros SA	1,247,800	9,277,790
Ping An Insurance Group Co. of China Ltd. (H Shares)	904,000	10,298,726
Qualitas Controladora S.A.B. de CV	293,939	1,258,459
		57,709,714
Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp. Ltd.	391,396	11,739,614

TOTAL FINANCIALS		264,459,983

HEALTH CARE - 0.8%
Biotechnology - 0.2%
Hualan Biological Engineer, Inc. (A Shares)	621,500	3,688,849
Innovent Biolgics, Inc. (a)(b)	467,500	2,135,087
		5,823,936
Health Care Equipment & Supplies - 0.0%
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	25,700	878,482
Health Care Providers & Services - 0.0%
Aier Eye Hospital Group Co. Ltd. (A Shares)	30,830	176,374
Aster DM Healthcare Ltd. (a)(b)	149,627	334,984
		511,358
Life Sciences Tools & Services - 0.1%
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	8,956	97,989
Pharmaron Beijing Co. Ltd. (H Shares) (a)(b)	56,900	386,876
WuXi AppTec Co. Ltd. (H Shares) (a)	27,200	400,934
Wuxi Biologics (Cayman), Inc. (a)(b)	38,500	563,053
		1,448,852
Pharmaceuticals - 0.5%
China Resources Pharmaceutical Group Ltd. (a)	2,757,500	2,398,441
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	78,654	368,974
CSPC Pharmaceutical Group Ltd.	1,154,000	2,629,255
Hansoh Pharmaceutical Group Co. Ltd. (a)	882,000	3,060,693
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	32,280	388,221
Lijun International Pharmaceutical Holding Ltd.	536,000	449,016
Richter Gedeon PLC	152,690	3,098,027
Sino Biopharmaceutical Ltd.	232,000	335,723
Yunnan Baiyao Group Co. Ltd. (A Shares)	180,500	2,031,414
		14,759,764

TOTAL HEALTH CARE		23,422,392

INDUSTRIALS - 2.9%
Aerospace & Defense - 0.2%
Elbit Systems Ltd. (Israel)	44,603	6,686,914
Airlines - 0.3%
Azul SA sponsored ADR (b)	27,367	807,327
Copa Holdings SA Class A	69,094	5,744,475
Wizz Air Holdings PLC (a)(b)	18,366	817,243
		7,369,045
Commercial Services & Supplies - 0.0%
Prosegur Cash SA (a)	320,173	471,423
Construction & Engineering - 0.2%
Larsen & Toubro Ltd.	362,425	5,933,330
Sinopec Engineering Group Co. Ltd. (H Shares)	301,000	149,052
		6,082,382
Electrical Equipment - 0.1%
Voltronic Power Technology Corp.	127,550	2,941,089
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	119,900	419,150
		3,360,239
Industrial Conglomerates - 0.1%
Ayala Corp.	105,710	1,372,386
Quinenco SA	216,400	377,476
		1,749,862
Machinery - 1.0%
Airtac International Group	502,000	7,836,153
Estun Automation Co. Ltd. (A Shares)	128,146	203,437
HIWIN Technologies Corp.	369,180	3,603,110
Sany Heavy Industry Co. Ltd. (A Shares)	1,030,600	2,569,149
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,214,800	8,967,597
Techtronic Industries Co. Ltd.	452,500	3,660,055
TK Group Holdings Ltd.	3,336,000	1,472,205
Weichai Power Co. Ltd. (H Shares)	123,000	242,055
Zoomlion Heavy Industry Science and Technology Co. Ltd. (H Shares)	212,000	175,692
		28,729,453
Marine - 0.1%
Evergreen Marine Corp. (Taiwan) (b)	301,000	113,529
SITC International Holdings Co. Ltd.	3,637,000	4,199,230
		4,312,759
Professional Services - 0.2%
Centre Testing International Group Co. Ltd. (A Shares)	1,124,200	2,617,578
Sporton International, Inc.	574,000	3,970,973
		6,588,551
Road & Rail - 0.4%
Localiza Rent A Car SA	464,355	5,144,155
Rumo SA (b)	1,033,800	4,882,456
		10,026,611
Transportation Infrastructure - 0.3%
Grupo Aeroportuario Norte S.A.B. de CV	378,400	2,485,178
Shanghai International Airport Co. Ltd. (A Shares)	513,000	4,821,149
		7,306,327

TOTAL INDUSTRIALS		82,683,566

INFORMATION TECHNOLOGY - 7.7%
Electronic Equipment & Components - 0.8%
AVIC Jonhon OptronicTechnology Co. Ltd.	642,450	3,610,132
Chaozhou Three-Circle Group Co. (A Shares)	40,800	138,880
China Railway Signal & Communications Corp. (H Shares) (a)	308,000	158,050
Hangzhou Hikvision Digital Technology Co. Ltd. (A Shares)	57,900	289,833
Hollysys Automation Technologies Ltd.	9,494	143,739
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,553,000	4,074,897
Largan Precision Co. Ltd.	23,000	3,271,351
LG Innotek Co. Ltd.	11,391	1,233,141
Samsung SDI Co. Ltd.	7,216	1,772,663
Sunny Optical Technology Group Co. Ltd.	128,700	2,001,083
Unimicron Technology Corp.	2,367,000	3,049,007
Yageo Corp.	224,000	2,908,962
Zhejiang Dahua Technology Co. Ltd. Class A	49,100	136,093
		22,787,831
IT Services - 0.3%
Infosys Ltd.	122,791	1,239,386
Infosys Ltd. sponsored ADR	605,826	6,100,668
		7,340,054
Semiconductors & Semiconductor Equipment - 4.0%
ASM Pacific Technology Ltd.	32,700	387,408
MediaTek, Inc.	533,000	6,230,567
Realtek Semiconductor Corp.	1,018,000	7,406,949
Semiconductor Manufacturing International Corp. (b)(c)	142,000	280,643
SK Hynix, Inc.	264,529	19,362,873
Taiwan Semiconductor Manufacturing Co. Ltd.	6,299,000	65,300,500
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	274,321	14,769,443
		113,738,383
Software - 0.0%
Cyient Ltd.	30,719	179,790
Kingsoft Corp. Ltd. (b)	103,000	332,983
Zensar Technologies Ltd.	322,077	606,733
		1,119,506
Technology Hardware, Storage & Peripherals - 2.6%
Lenovo Group Ltd.	376,000	232,015
Samsung Electronics Co. Ltd.	1,337,979	60,388,773
Samsung Electronics Co. Ltd. GDR	10,506	11,847,864
Xiaomi Corp. Class B (a)(b)	97,600	157,262
		72,625,914

TOTAL INFORMATION TECHNOLOGY		217,611,688

MATERIALS - 2.8%
Chemicals - 0.5%
LG Chemical Ltd.	18,387	5,634,642
PhosAgro OJSC GDR (Reg. S)	81,831	910,199
Scientex Bhd	646,400	1,380,705
Sinofert Holdings Ltd.	1,322,000	132,285
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (c)	84,400	2,310,872
Solar Industries India Ltd. (b)	254,100	4,056,408
		14,425,111
Construction Materials - 0.5%
Anhui Conch Cement Co. Ltd.:
(A Shares)	55,000	431,539
(H Shares)	24,000	175,959
CEMEX S.A.B. de CV sponsored ADR	1,452,700	4,764,856
JK Cement Ltd.	392,592	7,509,630
Shree Cement Ltd.	4,071	1,272,329
		14,154,313
Containers & Packaging - 0.0%
Greatview Aseptic Pack Co. Ltd.	2,353,000	920,674
Metals & Mining - 1.4%
Alrosa Co. Ltd.	2,002,715	2,149,042
Aluminum Corp. of China Ltd. (H Shares) (b)	384,000	101,973
AngloGold Ashanti Ltd.	239,844	4,271,204
China Molybdenum Co. Ltd. (H Shares)	261,000	97,436
Compania de Minas Buenaventura SA sponsored ADR	288,020	3,211,423
Grupo Mexico SA de CV Series B	2,462,591	5,807,726
Impala Platinum Holdings Ltd.	722,788	5,874,947
MMC Norilsk Nickel PJSC	596	182,732
MMC Norilsk Nickel PJSC sponsored ADR	312,032	9,434,867
Novolipetsk Steel OJSC GDR (Reg. S)	35,584	683,250
POSCO	25,500	4,142,359
Vale SA (b)	123,800	1,226,677
Vale SA sponsored ADR (b)	74,600	732,572
Zijin Mining Group Co. Ltd. (H Shares)	430,000	193,072
		38,109,280
Paper & Forest Products - 0.4%
Suzano Papel e Celulose SA	1,283,700	10,948,438

TOTAL MATERIALS		78,557,816

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Link (REIT)	70,000	648,364
Real Estate Management & Development - 0.8%
Ayala Land, Inc.	7,995,400	6,110,535
CapitaLand Ltd.	1,801,100	4,564,494
China Overseas Land and Investment Ltd.	1,276,000	4,280,616
China Resources Land Ltd.	148,000	682,566
China Vanke Co. Ltd. (H Shares)	87,700	337,524
Hemisphere Properties India Ltd. (b)(d)	372,400	830,647
Longfor Properties Co. Ltd. (a)	710,000	3,283,579
Sun Hung Kai Properties Ltd.	63,000	895,497
		20,985,458

TOTAL REAL ESTATE		21,633,822

UTILITIES - 0.5%
Electric Utilities - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	83,500	568,807
Equatorial Energia SA	495,497	2,732,386
Korea Electric Power Corp. (b)	101,058	1,788,447
		5,089,640
Gas Utilities - 0.3%
China Gas Holdings Ltd.	1,353,200	4,947,556
China Resource Gas Group Ltd.	98,000	489,057
Indraprastha Gas Ltd. (b)	817,868	4,988,004
		10,424,617
Water Utilities - 0.0%
SIIC Environment Holdings Ltd.	520,000	91,392

TOTAL UTILITIES		15,605,649

TOTAL COMMON STOCKS
(Cost $1,093,547,886)		1,175,278,102

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Personal Products - 0.0%
AMOREPACIFIC Group, Inc. (b)	2,031	72,049
Nonconvertible Preferred Stocks - 1.0%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	61,500	692,490
sponsored ADR	736,266	8,908,819
		9,601,309
FINANCIALS - 0.7%
Banks - 0.7%
Banco Bradesco SA (PN)	504,420	3,443,714
Itau Unibanco Holding SA	990,209	7,085,733
Sberbank of Russia	2,607,999	8,551,496
		19,080,943
INDUSTRIALS - 0.0%
Airlines - 0.0%
Azul SA (b)	92,100	915,254

TOTAL NONCONVERTIBLE PREFERRED STOCKS		29,597,506

TOTAL PREFERRED STOCKS
(Cost $32,987,748)		29,669,555

Equity Funds - 44.2%
Diversified Emerging Markets Funds - 44.2%
Fidelity Emerging Markets Fund (e)	10,169,752	333,059,391
Fidelity SAI Emerging Markets Index Fund(e)	57,087,674	743,852,391
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	18,783,551	172,996,509
TOTAL EQUITY FUNDS
(Cost $1,243,290,577)		1,249,908,291

Investment Companies - 4.1%
Investment Companies - 4.1%
Invesco FTSE RAFI Emerging Markets ETF	1,970,580	38,248,958
Schwab Fundamental Emerging Markets Large Co. Index ETF (c)	3,017,652	77,372,597
TOTAL INVESTMENT COMPANIES
(Cost $125,576,921)		115,621,555

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 1.5% to 1.56% 3/12/20 to 5/28/20 (f)
(Cost $11,641,537)	11,670,000	11,645,806

Money Market Funds - 8.8%
Fidelity Cash Central Fund 1.60% (g)	28,041,652	28,047,260
Fidelity Securities Lending Cash Central Fund 1.60% (g)(h)	10,282,108	10,283,136
Invesco Government & Agency Portfolio Institutional Class 1.49% (i)	208,902,722	208,902,722
TOTAL MONEY MARKET FUNDS
(Cost $247,212,975)		247,233,118
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,754,257,644)		2,829,356,427
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(3,932,856)
NET ASSETS - 100%		$2,825,423,571

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	4,128	March 2020	$208,216,320	$(15,520,488)	$(15,520,488)

The notional amount of futures purchased as a percentage of Net Assets is 7.4%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,458,675 or 0.8% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated Fund

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,651,525.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements which are not covered by the Fund's Report of Independent Registered Public Accounting Firm are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

 (i) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$358,238
Fidelity Securities Lending Cash Central Fund	57,320
Total	$415,558

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Emerging Markets Fund	$282,308,645	$27,612,443	$--	$5,612,442	$--	$23,138,303	$333,059,391
Fidelity SAI Emerging Markets Index Fund	539,214,411	324,608,492	109,250,000	15,613,590	1,370,077	(12,090,589)	743,852,391
Fidelity SAI Emerging Markets Low Volatility Index Fund	84,223,808	101,413,470	--	2,413,469	--	(12,640,769)	172,996,509
Total	$905,746,864	$453,634,405	$109,250,000	$23,639,501	$1,370,077	$(1,593,055)	$1,249,908,291

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.